Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	5,693,950
Proposed Maximum Offering Price per Unit	1.68
Maximum Aggregate Offering Price	$ 9,565,836.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,321.04
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions. The shares of Common Stock being registered for resale consist of (i) 427,046 shares of Common Stock issued on May 22, 2026 and (ii) up to 5,266,904 shares of Common Stock issuable upon exercise of pre-funded warrants and common stock purchase warrants issued on May 22, 2026. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sale prices of the registrant's Common Stock on The Nasdaq Capital Market on June 3, 2026. The registrant will not receive any proceeds from the sale of the shares of Common Stock by the selling stockholders. Proceeds from the exercise of pre-funded warrants to purchase up to 2,419.929 shares is nominal. Common Stock Warrants may be exercised to purchase up to 2,846,975 shares of Common Stock for $1.28 per share.